Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08-29-15							PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					9/17/2015
2	Payment Date					9/21/2015
3	Collection Period				8/2/2015	8/29/2015	28
4	Monthly Interest Period- Actual				8/20/2015	9/20/2015	32
5	Monthly Interest- Scheduled						30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	215,694,898.06	—	11,197,486.17	204,497,411.89	0.9088774
8	Class A-2-B Notes	447,000,000.00	428,513,864.16	—	22,245,672.53	406,268,191.63	0.9088774
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$1,181,208,762.22	$—	$33,443,158.70	$1,147,765,603.52

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$1,467,787,769.70			$1,434,344,611.00

14	NPV Lease Payments Receivable	738,790,911.57	523,298,994.29			496,915,159.63
15	NPV Base Residual	972,128,536.10	944,488,775.41			937,429,451.37

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	156,378.80	0.6950169	11,353,864.97	50.4616221
18	Class A-2-B Notes	0.52275%	0.20275%	199,116.11	0.4454499	22,444,788.64	50.2120551
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			930,311.57		34,373,470.27

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						24,467,745.16
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						16,369,065.21
24	Sales Proceeds via Customer - Scheduled Terminations						2,312,540.81
25	Security Deposits for Terminated Accounts						7,000.00
26	Excess Wear and Tear Received						34,802.59
27	Excess Mileage Charges Received						48,891.95
28	Other Recoveries Received						2,222.84

29	Subtotal: Total Collections						43,242,268.56

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						—

33	Total Available Funds, prior to Servicer Advances						43,242,268.56

34	Servicer Advance						—

35	Total Available Funds						43,242,268.56

36	Reserve Account Draw						—

37	Available for Distribution						43,242,268.56

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						1,223,156.47
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						930,311.57
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					41,083,800.52
51	Regular Principal Distribution Amount					33,443,158.70
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						33,443,158.70
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						7,640,641.82

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08-29-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,181,208,762.22
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,434,344,611.00)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,181,208,762.22
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(1,147,765,603.52)

63	Regular Principal Distribution Amount		33,443,158.70

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,434,344,611.00
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		1,147,765,603.52

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		43,242,268.56
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,223,156.47
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		930,311.57
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		41,083,800.52
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		41,083,800.52

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		893.22

90	Subtotal: Reserve Fund Available for Distribution		8,555,490.46
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,555,490.46
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		893.22

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	175	2,242,202.55
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(2,338,852.29)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
101	Less: Excess Wear and Tear Received		(34,802.59)
102	Less: Excess Mileage Received		(48,891.95)

103	Current Period Net Residual Losses/(Gains)	175	(180,344.28)

104	Cumulative Net Residual Losses:

105	Beginning Cumulative Net Residual Losses	164	(300,994.06)
106	Current Period Net Residual Losses (Item 101)	175	(180,344.28)

107	Ending Cumulative Net Residual Losses	339	(481,338.34)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.03%

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08-29-15	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,710,919,448	1,434,344,611
111	Aggregate Base Residual Value			1,148,071,534	1,057,703,980
112	Number of Current Contracts			69,355	63,720
113	Weighted Average Lease Rate			2.64%	2.61%
114	Average Remaining Term			28.6	20.1
115	Average Original Term			39.2	39.1
116	Proportion of Base Prepayment Assumption Realized				220.81%
117	Actual Monthly Prepayment Speed				0.87%
118	Turn-in Ratio on Scheduled Terminations				95.43%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		64,615	1,677,110,676	1,467,787,770
120	Depreciation/Payments			(23,600,100)	(15,906,878)
121	Gross Credit Losses		(24)	(608,563)	(583,547)
122	Early Terminations - Regular		(696)	(16,545,112)	(14,710,531)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	109,564	(8)	(109,560)	(98,585)
125	Scheduled Terminations - Sold at Auction	415,004	(38)	(517,725)	(474,069)
126	Scheduled Terminations - Purchased by Dealer	1,793,373	(129)	(1,850,483)	(1,669,548)

127	Pool Balance - End of Period		63,720	1,633,879,133	1,434,344,611

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		63,090	1,420,974,029	99.07%
130	31 - 90 Days Delinquent		581	12,221,083	0.85%
131	91+ Days Delinquent		49	1,149,499	0.08%

132	Total		63,720	1,434,344,611	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			24	583,547

135	Aggregate Liquidation Proceeds on charged-off units				(175,114)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(2,223)

139	Current Period Aggregate Net Credit Losses/(Gains)			24	406,210

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			65	529,625
142	Current Period Net Credit Losses (Item 136)			24	406,210

143	Ending Cumulative Net Credit Losses			89	935,835

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.05%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				—
147	61 - 120 Days since Contract Maturity				—
148	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 08-29-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
10/20/2015	24,865,276
11/20/2015	28,347,654
12/20/2015	27,820,392
1/20/2016	28,458,118
2/20/2016	32,630,717
3/20/2016	35,166,778
4/20/2016	38,849,716
5/20/2016	43,265,819
6/20/2016	37,598,182
7/20/2016	40,118,699
8/20/2016	37,452,928
9/20/2016	58,699,999
10/20/2016	69,644,693
11/20/2016	54,478,249
12/20/2016	36,491,340
1/20/2017	44,548,134
2/20/2017	45,203,842
3/20/2017	52,363,884
4/20/2017	68,174,249
5/20/2017	64,630,585
6/20/2017	73,654,531
7/20/2017	82,898,650
8/20/2017	65,838,906
9/20/2017	60,439,041
10/20/2017	56,972,553
11/20/2017	53,818,910
12/20/2017	46,870,266
1/20/2018	24,052,819
2/20/2018	19,337,313
3/20/2018	18,095,657
4/20/2018	15,641,313
5/20/2018	13,214,488
6/20/2018	10,144,553
7/20/2018	5,122,045
8/20/2018	4,004,869
9/20/2018	3,613,889
10/20/2018	4,562,584
11/20/2018	4,625,800
12/20/2018	2,551,920
1/20/2019	75,253
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—

Total:	1,434,344,611.00

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual	cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month